Other intangible assets	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets

8.    Other intangible assets

Changes in the carrying amount of other intangible assets during the years ended December 31 are as follows:

					Other	Accumulated
	Development	Power Supply		Computer	Intangible	Depreciation	Impairment
	Expenditure	Agreements	Rights of Use	Software	Assets	(Note 25.3)	(Note 25.5)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Balance at January 1, 2016	40,536	37,836	19,857	5,881	19,529	(43,129)	(8,891)	71,619
Additions	1,162	—	1,171	—	8,160	(12,649)	(230)	(2,386)
Disposals	—	—	—	—	(5,580)	—	—	(5,580)
Exchange differences	(1,344)	—	(683)	(66)	(325)	1,149	455	(814)
Balance at December 31, 2016	40,354	37,836	20,345	5,815	21,784	(54,629)	(8,666)	62,839
Additions	260	—	55	—	14,472	(8,440)	(443)	5,904
Disposals	—	—	—	(10)	(14,294)	565	—	(13,739)
Transfers from/(to) other accounts	4,044	—	—	—	(150)	(3,894)	—	—
Exchange differences	5,824	—	2,639	242	2,451	(6,353)	(1,149)	3,654
Balance at December 31, 2017	50,482	37,836	23,039	6,047	24,263	(72,751)	(10,258)	58,658

Development expenditure additions in 2017 and 2016 primarily relate to the development of the “Silicio Solar” project, undertaken by several subsidiaries.

Additions and disposals in other intangible asset in 2017 and 2016 primarily relate to the acquisition, use and expiration of rights held to emit greenhouse gasses by several Spanish and French subsidiaries (see Note 4.20).

As a result of the business combination with Globe in 2015, the Company acquired a power supply agreement which provides favorable below-market power rates to a United States production facility as well as the computer software system used at all United States subsidiaries.

The Company was granted certain rights of use on various assets that will have to be returned, free of charges, in successive years. The cost of the assets associated with these concessions is depreciated over the shorter of the useful life of the assets and the period for use and it is estimated that the costs, if any, to be incurred when the assets are handed over will not be significant.

Refer to Note 9 (Property, plant and equipment) for discussion of Management’s impairment analysis of long-lived assets and impairments recognized during the year ended December 31, 2017 and 2016.